Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrants are filing this post-effective amendment to update the financial statements and other information contained in the registrants’ registration statement on Form S-11 (Registration Nos. 333-236458 and 333-236458-01), as amended (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on November 24, 2020. The Registration Statement relates to the offering of up to $500,000,000 aggregate principal amount of Variable Denomination Floating Rate Demand Notes of iCap Vault 1, LLC, which are fully and unconditionally guaranteed by Vault Holding 1, LLC (“Public Notes”). As of April
Entity Registrant Name	iCap Vault 1, LLC
Entity Central Index Key	0001800199
Entity Address, Address Line One	3535 Factoria Blvd. SE
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006
City Area Code	(425)
Local Phone Number	278-9030
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false